Financial Assets Measured at Amortized Cost - Schedule of Credit Loss Allowance Breakdown (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 24,068,242	R$ 10,571,338
Percentage of Gross Exposure		100.00%	100.00%
Credit Loss Allowance (in Brazil Real)		R$ (3,155,386)	R$ (864,220)
Percentage of Credit Loss Allowance		100.00%	100.00%
Credit card [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 6,794,451	R$ 4,085,666
Percentage of Gross Exposure		100.00%	100.00%
Credit Loss Allowance (in Brazil Real)		R$ (372,500)	R$ (308,153)
Percentage of Credit Loss Allowance		100.00%	100.00%
Coverage Ratio (%)		5.48%	7.54%
Loans to customers [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 16,234,340	R$ 6,485,672
Percentage of Gross Exposure		100.00%	100.00%
Credit Loss Allowance (in Brazil Real)		R$ (2,782,278)	R$ (556,067)
Percentage of Credit Loss Allowance		100.00%	100.00%
Coverage Ratio (%)		17.14%	8.57%
Prepayment of receivables [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 1,039,452
Percentage of Gross Exposure		100.00%
Credit Loss Allowance (in Brazil Real)		R$ (608)
Percentage of Credit Loss Allowance		100.00%
Coverage Ratio (%)		0.06%
Total consumer loans stage 1 [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 19,425,236	R$ 9,088,453
Percentage of Gross Exposure		80.71%	85.97%
Credit Loss Allowance (in Brazil Real)		R$ (276,303)	R$ (107,578)
Percentage of Credit Loss Allowance		8.75%	12.45%
Total consumer loans stage 1 [Member] | Credit card [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[1]	R$ 6,176,938	R$ 3,526,836
Percentage of Gross Exposure	[1]	25.66%	33.36%
Credit Loss Allowance (in Brazil Real)	[1]	R$ (146,509)	R$ (64,296)
Percentage of Credit Loss Allowance	[1]	4.64%	7.44%
Coverage Ratio (%)	[1]	2.37%	1.82%
Total consumer loans stage 1 [Member] | Loans to customers [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[2]	R$ 12,218,389	R$ 5,561,617
Percentage of Gross Exposure	[2]	50.77%	52.61%
Credit Loss Allowance (in Brazil Real)	[2]	R$ (129,323)	R$ (43,282)
Percentage of Credit Loss Allowance	[2]	4.10%	5.01%
Coverage Ratio (%)	[2]	1.06%	0.78%
Total consumer loans stage 1 [Member] | Prepayment of receivables [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[3]	R$ 1,029,909
Percentage of Gross Exposure	[3]	4.28%
Credit Loss Allowance (in Brazil Real)	[3]	R$ (471)
Percentage of Credit Loss Allowance	[3]	0.01%
Coverage Ratio (%)	[3]	0.05%
Total consumer loans stage 2 [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 1,777,337	R$ 934,566
Percentage of Gross Exposure		7.39%	8.84%
Credit Loss Allowance (in Brazil Real)		R$ (688,972)	R$ (300,325)
Percentage of Credit Loss Allowance		21.83%	34.75%
Total consumer loans stage 2 [Member] | Credit card [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[1]	R$ 512,833	R$ 394,631
Percentage of Gross Exposure	[1]	2.13%	3.73%
Credit Loss Allowance (in Brazil Real)	[1]	R$ (141,107)	R$ (96,270)
Percentage of Credit Loss Allowance	[1]	4.47%	11.14%
Coverage Ratio (%)	[1]	27.52%	24.39%
Total consumer loans stage 2 [Member] | Loans to customers [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[2]	R$ 1,255,193	R$ 539,935
Percentage of Gross Exposure	[2]	5.22%	5.11%
Credit Loss Allowance (in Brazil Real)	[2]	R$ (547,844)	R$ (204,055)
Percentage of Credit Loss Allowance	[2]	17.37%	23.61%
Coverage Ratio (%)	[2]	43.65%	37.79%
Total consumer loans stage 2 [Member] | Prepayment of receivables [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[3]	R$ 9,311
Percentage of Gross Exposure	[3]	0.04%
Credit Loss Allowance (in Brazil Real)	[3]	R$ (21)
Percentage of Credit Loss Allowance	[3]	0.00%
Coverage Ratio (%)	[3]	0.23%
Total consumer loans stage 3 [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)		R$ 2,865,669	R$ 548,319
Percentage of Gross Exposure		11.90%	5.19%
Credit Loss Allowance (in Brazil Real)		R$ (2,190,111)	R$ (456,317)
Percentage of Credit Loss Allowance		69.41%	52.80%
Total consumer loans stage 3 [Member] | Credit card [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[1]	R$ 104,680	R$ 164,199
Percentage of Gross Exposure	[1]	0.43%	1.55%
Credit Loss Allowance (in Brazil Real)	[1]	R$ (84,884)	R$ (147,587)
Percentage of Credit Loss Allowance	[1]	2.69%	17.08%
Coverage Ratio (%)	[1]	81.09%	89.88%
Total consumer loans stage 3 [Member] | Loans to customers [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[2]	R$ 2,760,757	R$ 384,120
Percentage of Gross Exposure	[2]	11.47%	3.64%
Credit Loss Allowance (in Brazil Real)	[2]	R$ (2,105,111)	R$ (308,730)
Percentage of Credit Loss Allowance	[2]	66.72%	35.72%
Coverage Ratio (%)	[2]	76.25%	80.37%
Total consumer loans stage 3 [Member] | Prepayment of receivables [Member]
Schedule of Credit Loss Allowance Breakdown [Line Items]
Gross Exposure (in Brazil Real)	[3]	R$ 232
Percentage of Gross Exposure	[3]	0.00%
Credit Loss Allowance (in Brazil Real)	[3]	R$ (116)
Percentage of Credit Loss Allowance	[3]	0.00%
Coverage Ratio (%)	[3]	50.00%

[1]	On January 26, 2024, The Group acquired credit card-related assets from Banco Original. The transaction included only balances from customers with less than 20 days past due and was accounted for as asset acquisition. As a result of the transaction, the credit card operations of retail customers were concentrated in the Company. (Refer to Note 14 for further details). The analysis is based on the expected credit loss in accordance with the principles of IFRS 9 at fair value.
[2]	Loans to customers are composed as follows: “Personal loans” are loans of fixed amounts of money either for general purposes or to pay for specific goods or services in a buy now pay later context. Personal loans are typically paid back in regular installments over time. “Payroll loans” are those in which the installments and interest are deducted directly from the consumer’s salary. These loans may be linked to government entities — such as in the case of public servants, pensions, or benefits paid by the government — or to private companies. The ability to deduct payments directly from customer’s payrolls significantly enhances credit quality. “FGTS Loans” are loans in which consumers can draw down in advance up to seven annual installments of their FGTS, while authorizing the Group to collect payment of these installments directly from the consumer’s FGTS accounts.
[3]	Prepayment of receivables correspond to contracts for the advance payment of energy, with future due dates. For more information, please refer to the explanatory note 21.2.1 and 21.3.1.